Non-controlling interests - Amounts Attributable To Joint Ventures Included in GSK Results (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Non-controlling Interests [Line Items]
Non-controlling interest in the consolidated balance sheet	£ (421)	£ (585)
ViiV Healthcare
Disclosure of Non-controlling Interests [Line Items]
Share of profit for the year attributable to non-controlling interest	552	357	£ 373
Dividends paid to non-controlling interest	374	392	398
Non-controlling interest in the consolidated balance sheet	£ (515)	£ (683)	£ (648)